Lease liabilities	3 Months Ended
Mar. 31, 2023
Lease liabilities.
Lease liabilities

20.Lease liabilities

	March 31,	December 31,
	2023	2022
	$’000	$’000

Current	88,469	87,240
Non‑current	513,534	517,289
Total lease liabilities	602,003	604,529

Lease liabilities represent the net present value of future payments due under long term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the three-month period ended March 31, 2023, payments to the value of $32.2 million were made in respect of recognized lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

At March 31, 2023, and December 31, 2022, the contractual maturities of the lease liabilities were as follows:

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

March 31, 2023
Lease liabilities	602,003	1,114,767	99,027	181,552	170,760	663,428

December 31, 2022
Lease liabilities	604,529	1,108,532	92,417	179,930	168,231	667,954

Lease obligations contractual cash flows are disclosed with the same renewal expectation assumption assessed for lease accounting under IFRS 16. The average remaining lease term remaining at March 31, 2023 is 12.4 years.